Cover	May 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2024
Entity Registrant Name	CARDINAL ETHANOL, LLC
Entity Incorporation, State or Country Code	IN
Entity File Number	000-53036
Entity Tax Identification Number	20-2327916
Entity Address, Address Line One	1554 N. County Road 600 E.
Entity Address, City or Town	Union City
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47390
City Area Code	765
Local Phone Number	964-3137
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001352081